Income Taxes - Schedule of Movement of Valuation Allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Movement of valuation allowance
Balance at the beginning of the year	¥ 757,126	$ 106,639	¥ 939,621	¥ 1,332,721
Additions	18,027	2,539	31,686	29,089
Written-off for expiration of net operating losses	(60,924)	(8,581)	(212,636)	(414,409)
Utilization of previously unrecognized tax losses and timing difference	(42,019)	(5,918)	(1,545)	(7,780)
Balance at the end of the year	¥ 672,210	$ 94,679	¥ 757,126	¥ 939,621